Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax liabilities	$ (412,627)	$ (341,139)
Deferred tax assets	20,615	27,047
Deferred tax liabilities	(433,242)	(368,186)
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(382,208)	(360,111)	$ (432,334)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(127,547)	(72,032)	(78,888)
Right-of-use assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	8,600	7,497
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	26,510	23,111	43,821
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	51,458	53,818	57,961
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	10,054	5,686	$ 10,272
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	$ 506	$ 892